Employee Benefits - DWS Share based Plans (Detail)	Dec. 31, 2018 EUR (€)
PSU [Member] | Grant date 15 September 2018 [Member]
DWS Share based Plans [Line Items]
Units	€ 1,272
Fair value	14.56
Share price	23.75
Exercise price
Expected volatility (weighted-average, in percent)	36.00%
Expected life (weighted-average, in years)	5
Expected dividends (in percent of income)	65.00%
Risk-free interest rate (based on government funds, in percent)	0.00%
PSU [Member] | Measurement date 31 December 2018 [Member]
DWS Share based Plans [Line Items]
Units	€ 1,248
Fair value	14.18
Share price	23.37
Exercise price
Expected volatility (weighted-average, in percent)	35.00%
Expected life (weighted-average, in years)	4.7
Expected dividends (in percent of income)	65.00%
Risk-free interest rate (based on government funds, in percent)	0.00%
SAR [Member] | Grant date 15 September 2018 [Member]
DWS Share based Plans [Line Items]
Units	€ 2,224
Fair value	3.95
Share price	23.75
Exercise price	€ 25
Expected volatility (weighted-average, in percent)	36.00%
Expected life (weighted-average, in years)	6.3
Expected dividends (in percent of income)	65.00%
Risk-free interest rate (based on government funds, in percent)	0.00%
SAR [Member] | Measurement date 31 December 2018 [Member]
DWS Share based Plans [Line Items]
Units	€ 2,192
Fair value	3.35
Share price	23.37
Exercise price	€ 25
Expected volatility (weighted-average, in percent)	35.00%
Expected life (weighted-average, in years)	6
Expected dividends (in percent of income)	65.00%
Risk-free interest rate (based on government funds, in percent)	0.00%